Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrants [Member]
Anti-dilutive net loss per share	2,225,000		2,225,000
Stock options [Member]
Anti-dilutive net loss per share	300,000		300,000
Convertible notes [Member]
Anti-dilutive net loss per share	1,650,000		1,650,000
Series A convertible preferred stock [Member]
Anti-dilutive net loss per share	2,000,000	2,000,000	2,000,000	2,000,000
Series B convertible preferred stock [Member]
Anti-dilutive net loss per share	575,000		575,000